EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED GLOBAL SMALL-CAP FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Prospectus dated March 1, 2017

1.

The following replaces “Management” under “Fund Summaries – Eaton Vance Tax-Managed Global Dividend Income Fund”:

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Investment Sub-Adviser.  Eaton Vance Advisers International Ltd. (“EVAIL”).

Portfolio Managers

Christopher Dyer (lead portfolio manager), Vice President of EVAIL and Director of Global Equity for the Eaton Vance organization, has managed the Fund since September 2015.

Michael A. Allison, Vice President of Eaton Vance, has managed the Fund since November 2013.

John H. Croft, Vice President of Eaton Vance, has managed the Fund since March 2010.

2.

The following replaces “Management” under “Fund Summaries – Eaton Vance Tax-Managed Global Small-Cap Fund”:

Investment Adviser.  Boston Management and Research (“BMR”).

Investment Sub-Adviser.  Eaton Vance Advisers International Ltd. (“EVAIL”).

Portfolio Manager

Aidan M. Farrell, Vice President of EVAIL, has managed the Portfolio since August 2015.

3.

The following replaces the second paragraph under “Management.” in “Management and Organization”:

Pursuant to sub-advisory agreements, Eaton Vance and BMR have delegated a portion of the investment management of Tax-Managed Global Dividend Income Fund and Tax-Managed Global Small-Cap Portfolio, respectively, to Eaton Vance Advisers International Ltd. (“EVAIL”), a registered investment adviser.  Prior to November 1, 2017, Eaton Vance Management (International) Limited (“EVMI”) served as sub-adviser to the Portfolio.  EVAIL is located at 125 Old Broad Street, London, EC2N 1AR, United Kingdom. Eaton Vance and BMR pay EVAIL a portion of the applicable advisory fee for sub-advisory services provided to that Fund or Portfolio.

4.

The following replaces the second and third paragraphs under “Tax-Managed Global Dividend Income Fund.” in “Management and Organization”:

For the fiscal year ended October 31, 2016, the effective annual rate of investment advisory fee paid to Eaton Vance, based on average daily net assets of the Fund was 0.64%.  Eaton Vance pays EVAIL a portion of its fees for sub-advisory services provided to the Fund.

Christopher Dyer has served as lead portfolio manager of the Fund since September 2015, John H. Croft has served as a portfolio manager of the Fund since March 2010 and Michael A. Allison has served as a portfolio manager of the Fund since November 2013.  Mr. Dyer is a Vice President of EVAIL and Director or Global Equity for the Eaton Vance organization.  Prior to joining EVAIL in November 2017, Mr. Dyer held identical positions at EVMI.  Prior to joining EVMI in June 2015, Mr. Dyer was Head of European Equity at Goldman Sachs Asset Management (“GSAM”) in London, where he also served in various portfolio management roles during his fourteen-year tenure (2001-2015).  Mr. Dyer manages other Eaton Vance portfolios.  Mr. Croft manages other Eaton Vance portfolios, has been a portfolio manager at Eaton Vance for more than five years, and is a Vice President of Eaton Vance.  Mr. Allison manages other Eaton Vance portfolios, has managed Eaton Vance portfolios for more than five years and is a Vice President of Eaton Vance.

5.

The following replaces the third and fourth paragraphs under “Tax-Managed Global Small-Cap Fund.” in “Management and Organization”:

For the fiscal year ended October 31, 2016, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.75%.  BMR pays EVAIL a portion of its fees for sub-advisory services provided to the Portfolio.

Aidan M. Farrell has served as the portfolio manager of the Portfolio since August 2015 and manages other Eaton Vance portfolios.  Prior to joining EVAIL in November 2017, Mr. Farrell held identical positions at EVMI.  Prior to joining EVMI as a Vice President in June 2015, Mr. Farrell was Managing Director at Goldman Sachs Asset Management where he also served as a portfolio manager from 2008 to 2015.

November 1, 2017	27436 11.1.17

EATON VANCE GLOBAL INCOME BUILDER FUND

Supplement to Prospectus dated March 1, 2017

1.

The following replaces “Management” under “Fund Summary”:

Investment Adviser.  Boston Management and Research (“BMR”).

Investment Sub-Adviser.  Eaton Vance Advisers International Ltd. (“EVAIL”).

Portfolio Managers

Christopher Dyer (lead portfolio manager), Vice President of EVAIL and Director of Global Equity for the Eaton Vance organization, has managed the Fund since September 2015 and the Portfolio since its inception in March 2016.

Michael A. Allison, Vice President of BMR, has managed the Fund since November 2013 and the Portfolio since its inception in March 2016.

John H. Croft, Vice President of BMR, has managed the Fund (and another registered investment company the Fund previously invested in) since May 2012 and the Portfolio since its inception in March 2016.

Jeffrey D. Mueller, Vice President of EVAIL, has managed the Fund since December 2015 and the Portfolio since its inception in March 2016.

2.

The following replaces the tenth and eleventh paragraphs under “Management and Organization”:

Pursuant to investment sub-advisory agreements, BMR has delegated a portion of the investment management of the Fund and Portfolio to Eaton Vance Advisers International Ltd. (“EVAIL”), a registered investment adviser.  EVAIL is located at 125 Old Broad Street, London, EC2N 1AR, United Kingdom.  BMR pays EVAIL a portion of the advisory fees for sub-advisory services provided to the Fund and Portfolio.  Prior to November 1, 2017, Eaton Vance Management (International) Limited (“EVMI”) served as sub-adviser to the Fund and Portfolio.

The Fund and Portfolio are managed by Christopher Dyer (lead portfolio manager), John H. Croft, Michael A. Allison and Jeffrey D. Mueller. Mr. Dyer has served as a portfolio manager of the Fund since September 2015 and of the Portfolio since it commenced operations in March 2016 and manages other Eaton Vance portfolios. Mr. Dyer is a Vice President of EVAIL and Director of Global Equity for the Eaton Vance organization. Prior to joining EVAIL in November 2017, Mr. Dyer held identical positions at EVMI.  Prior to joining EVMI in June 2015, Mr. Dyer was Head of European Equity at Goldman Sachs Asset Management (“GSAM”) in London, where he also served in various portfolio management roles during his fourteen-year tenure (2001-2015). Mr. Croft has served as portfolio manager of the Fund (and another registered investment company the Fund previously invested in) since 2012 and of the Portfolio since it commenced operations in March 2016. Mr. Croft manages other Eaton Vance portfolios, has managed Eaton Vance portfolios for more than five years, and is a Vice President of Eaton Vance and BMR. Mr. Allison has served as a portfolio manager of the Fund since 2013 and of the Portfolio since it commenced operations in March 2016.  Mr. Allison manages other Eaton Vance portfolios, has managed Eaton Vance portfolios for more than five years, and is a Vice President of Eaton Vance and BMR.  Mr. Mueller has served as a portfolio manager of the Fund since December 2015 and of the Portfolio since it commenced operations in March 2016 and is a Vice President of EVAIL.  Prior to November 1, 2017, Mr. Mueller held identicial positions at EVMI.  Prior to joining EVMI as a Vice President in March 2015, Mr. Mueller was a High Yield Portfolio Manager and Investment Analyst for Threadneedle Asset Management (2009-2015).

November 1, 2017	27432 11.1.17

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED GLOBAL SMALL-CAP FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information dated March 1, 2017

1.

References to Eaton Vance Management (International) Limited should be replaced with Eaton Vance Advisers International Ltd. and references to EVMI should be replaced with EVAIL throughout the Statement of Additional Information.

2.

The following replaces the information in the table under “Fund Management.” in “Management and Organization” under “Interested Trustees”:

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
THOMAS E. FAUST JR. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust.	177	Director of EVC and Hexavest Inc. (investment management firm).

3.

The following replaces the ninth paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

Thomas E. Faust Jr.  Mr. Faust has served as a member of the Eaton Vance Fund Boards since 2007.  He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.  Mr. Faust has served as a Director of Hexavest Inc. since 2012 and of SigFig Wealth Management LLC since 2016.  Mr. Faust previously served as an equity analyst, portfolio manager, Director of Equity Research and Management and Chief Investment Officer of Eaton Vance (1985-2007).  He holds B.S. degrees in Mechanical Engineering and Economics from the Massachusetts Institute of Technology and an MBA from Harvard Business School.  Mr. Faust has been a Chartered Financial Analyst since 1988.

4.

The following replaces “Information About EVMI.” under “Investment Advisory and Administrative Services”:

Information About EVAIL.  EVAIL provides investment advice to institutional clients and pooled investment vehicles.  EVAIL was originally organized in 2017.

November 1, 2017	11.1.17

EATON VANCE GLOBAL INCOME BUILDER FUND

Supplement to Statement of Additional Information dated March 1, 2017

1.

References to Eaton Vance Management (International) Limited should be replaced with Eaton Vance Advisers International Ltd. and references to EVMI should be replaced with EVAIL throughout the Statement of Additional Information.

2.

The following replaces the information in the table under “Fund Management.” in “Management and Organization” under “Interested Trustees”:

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
THOMAS E. FAUST JR. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust.	177	Director of EVC and Hexavest Inc. (investment management firm).

3.

The following replaces the ninth paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

Thomas E. Faust Jr.  Mr. Faust has served as a member of the Eaton Vance Fund Boards since 2007.  He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.  Mr. Faust has served as a Director of Hexavest Inc. since 2012 and of SigFig Wealth Management LLC since 2016.  Mr. Faust previously served as an equity analyst, portfolio manager, Director of Equity Research and Management and Chief Investment Officer of Eaton Vance (1985-2007).  He holds B.S. degrees in Mechanical Engineering and Economics from the Massachusetts Institute of Technology and an MBA from Harvard Business School.  Mr. Faust has been a Chartered Financial Analyst since 1988.

4.

The following replaces “Information About EVMI.” under “Investment Advisory and Administrative Services”:

Information About EVAIL.  EVAIL provides investment advice to institutional clients and pooled investment vehicles.  EVAIL was originally organized in 2017.

November 1, 2017	11.1.17